AB Discovery Growth Fund, Inc.

Portfolio of Investments

October 31, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 96.8%
Information Technology – 25.7%
Electronic Equipment, Instruments & Components – 2.8%
Celestica, Inc.(a)	111,734	$38,490,128
Coherent Corp.(a)	259,050	34,184,238

		72,674,366

IT Services – 1.7%
MongoDB, Inc.(a)	122,970	44,247,065

Semiconductors & Semiconductor Equipment – 11.1%
Credo Technology Group Holding Ltd.(a)	389,502	73,078,365
MACOM Technology Solutions Holdings, Inc.(a)	291,812	43,226,112
Nova Ltd.(a) (b)	98,310	33,881,558
Rambus, Inc.(a)	444,427	45,704,873
Rigetti Computing, Inc.(a) (b)	200,456	8,874,187
Semtech Corp.(a)	682,260	46,298,164
Teradyne, Inc.	242,782	44,128,056

		295,191,315

Software – 9.7%
Guidewire Software, Inc.(a)	240,613	56,216,821
HubSpot, Inc.(a)	56,465	27,776,263
Klaviyo, Inc. - Class A(a)	1,089,881	28,336,906
Nutanix, Inc. - Class A(a)	484,274	34,499,680
Procore Technologies, Inc.(a)	619,000	45,694,580
SailPoint, Inc.(a) (b)	1,451,628	31,471,295
Samsara, Inc. - Class A(a)	847,910	34,060,545

		258,056,090

Technology Hardware, Storage & Peripherals – 0.4%
IonQ, Inc.(a) (b)	175,300	10,935,214

		681,104,050

Industrials – 22.6%
Aerospace & Defense – 8.0%
Curtiss-Wright Corp.	66,675	39,720,298
Kratos Defense & Security Solutions, Inc.(a) (b)	597,283	54,113,840
Loar Holdings, Inc.(a)	400,056	31,656,431
Rocket Lab Corp.(a) (b)	992,267	62,492,976
StandardAero, Inc.(a)	868,931	25,103,416

		213,086,961

Building Products – 2.5%
Armstrong World Industries, Inc.	181,183	34,502,679
Zurn Elkay Water Solutions Corp. - Class C	698,171	32,890,836

		67,393,515

Construction & Engineering – 4.2%
Comfort Systems USA, Inc.	74,713	72,141,378

Company	Shares	U.S. $ Value

Granite Construction, Inc.(b)	375,190	$38,610,803

		110,752,181

Electrical Equipment – 3.0%
Bloom Energy Corp. - Class A(a) (b)	259,002	34,229,704
BWX Technologies, Inc.	207,283	44,277,722

		78,507,426

Machinery – 2.5%
Crane Co.	177,982	33,816,580
ITT, Inc.	177,383	32,828,272

		66,644,852

Professional Services – 1.1%
FTI Consulting, Inc.(a)	172,528	28,468,845

Trading Companies & Distributors – 1.3%
Applied Industrial Technologies, Inc.	129,987	33,418,358

		598,272,138

Health Care – 19.8%
Biotechnology – 11.5%
Apogee Therapeutics, Inc.(a)	339,610	19,218,530
Ascendis Pharma A/S (ADR)(a)	73,705	14,858,928
Bridgebio Pharma, Inc.(a)	397,296	24,886,621
CG oncology, Inc.(a) (b)	331,397	14,339,548
Denali Therapeutics, Inc.(a)	704,997	11,477,351
Halozyme Therapeutics, Inc.(a)	318,468	20,760,929
Insmed, Inc.(a)	289,197	54,831,751
Kymera Therapeutics, Inc.(a)	138,607	8,571,457
Legend Biotech Corp. (ADR)(a) (b)	323,582	10,484,057
Natera, Inc.(a)	139,465	27,743,773
Neurocrine Biosciences, Inc.(a)	221,957	31,786,462
Newamsterdam Pharma Co. NV(a) (b)	408,100	15,487,395
Nuvalent, Inc. - Class A(a)	136,327	13,539,998
Rhythm Pharmaceuticals, Inc.(a)	184,150	20,948,904
Xenon Pharmaceuticals, Inc.(a)	346,083	14,507,799

		303,443,503

Health Care Equipment & Supplies – 2.1%
AtriCure, Inc.(a)	746,423	25,788,915
Glaukos Corp.(a)	353,255	31,111,168

		56,900,083

Health Care Providers & Services – 3.2%
BrightSpring Health Services, Inc.(a) (b)	983,644	32,509,434
Encompass Health Corp.	252,664	28,765,796
PROCEPT BioRobotics Corp.(a) (b)	711,292	24,205,267

		85,480,497

Company	Shares	U.S. $ Value

Health Care Technology – 1.0%
Waystar Holding Corp.(a)	721,644	$25,870,937

Life Sciences Tools & Services – 1.3%
Repligen Corp.(a)	234,058	34,888,685

Pharmaceuticals – 0.7%
Ocular Therapeutix, Inc.(a)	923,579	10,768,931
Structure Therapeutics, Inc. (ADR)(a)	237,774	7,922,630

		18,691,561

		525,275,266

Consumer Discretionary – 12.2%
Broadline Retail – 1.1%
Ollie’s Bargain Outlet Holdings, Inc.(a)	232,485	28,086,513

Diversified Consumer Services – 2.1%
Duolingo, Inc.(a)	139,138	37,656,309
Stubhub Holdings, Inc. - Class A(a) (b)	1,011,235	19,365,150

		57,021,459

Hotels, Restaurants & Leisure – 2.7%
Genius Sports Ltd.(a)	1,373,590	15,466,623
Viking Holdings Ltd.(a)	472,833	28,771,888
Wingstop, Inc.(b)	126,168	27,331,774

		71,570,285

Household Durables – 1.1%
SharkNinja, Inc.(a)	350,881	30,000,325

Specialty Retail – 3.0%
Burlington Stores, Inc.(a)	117,262	32,081,711
Murphy USA, Inc.(b)	68,839	24,658,130
RH(a)	131,301	22,648,109

		79,387,950

Textiles, Apparel & Luxury Goods – 2.2%
Amer Sports, Inc.(a)	1,012,615	31,623,967
On Holding AG - Class A(a)	710,063	26,378,840

		58,002,807

		324,069,339

Financials – 9.2%
Capital Markets – 4.0%
PJT Partners, Inc. - Class A(b)	211,602	34,091,198
Stifel Financial Corp.	313,636	37,143,911
TPG, Inc.(b)	608,566	33,495,473

		104,730,582

Consumer Finance – 1.9%
Figure Technology Solutions, Inc. - Class A(a)	459,736	18,205,546

Company	Shares	U.S. $ Value

FirstCash Holdings, Inc.	205,090	$32,506,765

		50,712,311

Financial Services – 1.8%
Affirm Holdings, Inc.(a)	483,696	34,768,068
Chime Financial, Inc. - Class A(a)	791,005	13,581,556

		48,349,624

Insurance – 1.5%
Accelerant Holdings - Class A(a)	706,274	8,206,904
Kinsale Capital Group, Inc.(b)	76,382	30,512,318

		38,719,222

		242,511,739

Communication Services – 3.5%
Diversified Telecommunication Services – 1.1%
AST SpaceMobile, Inc.(a) (b)	381,445	30,610,961

Entertainment – 1.4%
TKO Group Holdings, Inc.	198,856	37,464,471

Interactive Media & Services – 1.0%
Reddit, Inc. - Class A(a)	123,638	25,834,160

		93,909,592

Consumer Staples – 1.5%
Beverages – 1.5%
Celsius Holdings, Inc.(a)	658,985	39,690,667

Utilities – 1.4%
Electric Utilities – 1.4%
NRG Energy, Inc.	209,099	35,935,754

Energy – 0.9%
Energy Equipment & Services – 0.9%
TechnipFMC PLC	571,707	23,640,084

Total Common Stocks (cost $2,081,440,945)		2,564,408,629

INVESTMENT COMPANIES – 0.9%
Funds and Investment Trusts – 0.9%
iShares Russell 2000 Growth ETF(b) (c) (cost $12,646,667)	75,468	24,956,513

SHORT-TERM INVESTMENTS – 2.3%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (d) (e) (cost $60,066,721)	60,066,721	60,066,721

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 100.0% (cost $2,154,154,333)		$2,649,431,863

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
Investment Companies – 3.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.96%(c) (d) (e) (cost $89,406,335)	89,406,335	89,406,335

Total Investments – 103.4% (cost $2,243,560,668)(f)		2,738,838,198
Other assets less liabilities – (3.4)%		(88,973,065)

Net Assets – 100.0%		$2,649,865,133

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	Affiliated investments.
(f)

As of October 31, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $644,097,278 and gross unrealized depreciation of investments was $(148,819,748), resulting in net unrealized appreciation of $495,277,530.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

ETF – Exchange Traded Fund

AB Discovery Growth Fund, Inc.

October 31, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$2,564,408,629	$—	$—	$2,564,408,629
Investment Companies	24,956,513	—	—	24,956,513
Short-Term Investments	60,066,721	—	—	60,066,721
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	89,406,335	—	—	89,406,335

Total Investments in Securities	2,738,838,198	—	—	2,738,838,198
Other Financial Instruments(b)	—	—	—	—

Total	$2,738,838,198	$—	$—	$2,738,838,198

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2025 is as follows:

Fund	Market Value 07/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$65,585	$267,267	$272,785	$60,067	$716
AB Government Money Market Portfolio*	55,682	167,213	133,489	89,406	630
Total	$121,267	$434,480	$406,274	$149,473	$1,346

*	Investments of cash collateral for securities lending transactions